Goodwill and other intangible assets (Details 2) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill
Goodwill at beginning of the year before accumulated impairment losses	₩ 8,232	₩ 8,232	₩ 8,232
Accumulated impairment losses at beginning of year	(7,022)	(7,022)	(4,369)
Goodwill at beginning of year	1,210	1,210	3,863
Impairment losses	(1,210)	0	(2,653)
Goodwill at ending of the year before accumulated impairment losses	8,232	8,232	8,232
Accumulated impairment losses at ending of year	(8,232)	(7,022)	(7,022)
Goodwill at end of the year		1,210	1,210
Impairment losses	(1,210)	₩ 0	(2,653)
Gravity Games Corporation
Goodwill
Impairment losses			(2,653)
Impairment losses			₩ (2,653)
NeoCyon, Inc.
Goodwill
Impairment losses	(1,210)
Impairment losses	₩ (1,210)